Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Information About ExplanationOf Not Applied New Standards Or Interpretations [Text Block]
These standards are required to be applied by the following dates:

Next Standard Improvements and Amendments		Mandatory for years beginning in:
Amendments to IAS 12	Income taxes.	January, 1, 2019
Amendments to IAS 19	Employees benefits.	January, 1, 2019
Amendments to IAS 23	Borrowing costs.	January, 1, 2019
Amendments to IAS 28	Investment in Associates and Joint Ventures.	January, 1, 2019
Amendments to IAS 1 and IAS 8	Presentation of Financial Statements and Accounting Policies, Changes in Accounting Estimates and Errors.	January, 1, 2020
Amendments to IFRS 3	Business combination.	January, 1, 2019
Amendments to IFRS 9	Financial Instruments.	January, 1, 2019
Amendments to IFRS 11	Joint arrangements.	January, 1, 2019
Amendments to IFRS 3	Definition of a Business.	January, 1, 2020
IFRS 16	Leases.	January, 1, 2019
IFRS 17	Insurance Contracts.	January, 1, 2021
IFRIC 23	Uncertainty over Income Tax Treatments.	January, 1, 2019

Exchange Rates Of Foreign Currencies Used For Financial Statements [Text Block]
The exchange rates of the primary foreign currencies, adjustment units and index used in the preparation of the consolidated financial statements are detailed as follows:

		As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Chilean Pesos as per unit of foreign currency or adjustable unit		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	694.77	614.75	669.47
Euro	EUR	794.75	739.15	705.60
Argentine Peso	ARS	18.43	32.96	42.13
Uruguayan Peso	UYU	21.44	21.34	22.82
Canadian Dollar	CAD	509.62	491.05	498.38
Sterling Pound	GBP	882.36	832.09	826.10
Paraguayan Guarani	PYG	0.12	0.11	0.12
Bolivians	BOB	101.28	89.61	97.59
Colombian Peso	COP	0.21	0.21	0.22
Adjustment units
Unidad de fomento (*)	UF	27,565.79	26,798.14	26,347.98
Unidad de indexada (**)	UI	86.19	79.62	80.15

Identity Of Price Index table text block [Table Text Block]

Index used in hyperinflationary economies	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016

Argentina Consumer Price Index	183.13	124.80	100.00
Index percentage variation of Argentina Consumer Price Index	47.5%	24.8%	-

Useful lives or depreciation rates, property, plant and equipment [Text Block]
The estimated useful lives of property, plant and equipment are detailed as follows:

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Fumiture and accesories	5 to 10
Other equipment (coolers and mayolicas)	5 to 8
Glass containers, and plastic containers	3 to 12
Vines in production	30